Commitments and Contingencies (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jul. 03, 2024	Jun. 30, 2026	Sep. 30, 2025	Jul. 08, 2024
Commitments and Contingencies [Line Items]
Underwriters option period proposed			45 days
Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Underwriters option period proposed		45 days
Underwriting discount per unit (in Dollars per share)		$ 0.15	$ 0.15
Underwriter cash discount (in Dollars)		$ 750,000	$ 750,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Underwriters option period proposed	45 days		45 days
Number of units	750,000		750,000
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Number of units		750,000
Cash underwriting discount (in Dollars)		$ 862,500	$ 862,500
Underwriter [Member]
Commitments and Contingencies [Line Items]
Number of units				750,000
Number of shares issued		30,000	30,000
Class A Ordinary Shares [Member] | Over-Allotment Option [Member] | Underwriting Agreement [Member]
Commitments and Contingencies [Line Items]
Number of units		200,000	200,000
Underwriters share acquired		230,000	230,000
Class A Ordinary Shares [Member] | Underwriter [Member]
Commitments and Contingencies [Line Items]
Number of shares issued		200,000	200,000
Representative Shares [Member]
Commitments and Contingencies [Line Items]
Number of shares issued		30,000	30,000
Underwriter fair value (in Dollars)		$ 39,000	$ 39,300
Representative Shares [Member] | Underwriter [Member]
Commitments and Contingencies [Line Items]
Number of shares issued		200,000	200,000
Underwriter fair value (in Dollars)		$ 262,000	$ 262,000